Trading securities and financial assets measured at FVIS (Tables)	12 Months Ended
Sep. 30, 2022
Trading securities and financial assets measured at FVIS
Schedule of trading securities and financial assets measured at FVIS

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Trading securities
Government and semi-government securities	7,026	11,432	6,159	9,535
Other debt securities	5,173	3,064	4,175	2,960
Equity securities	-	3	-	3
Other	747	520	747	520
Total trading securities	12,946	15,019	11,081	13,018
Reverse repurchase agreements	8,988	2,937	8,988	2,763
Other financial assets measured at FVIS
Other debt securities	2,391	3,038	2,342	2,975
Equity securities	7	107	6	23
Total other financial assets measured at FVIS	2,398	3,145	2,348	2,998
Total trading securities and financial assets measured at FVIS	24,332	21,101	22,417	18,779